UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Capital Appreciation Premium Income ETF (TCAL)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Capital Appreciation Premium Income ETF (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Premium Income ETF	$17	0.34%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$275,691
  Number of Portfolio Holdings313
  Portfolio Turnover Rate70.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	100.8%
Short-Term and Other	(0.8)

Top Ten Holdings (as a % of Net Assets)

Table Summary
Danaher	2.0%
Waters	2.0
Veralto	1.9
Waste Connections	1.8
Yum! Brands	1.7
McDonald's	1.7
Visa	1.7
Linde	1.6
Lockheed Martin	1.6
Northrop Grumman	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Capital Appreciation Premium Income ETF (TCAL)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF1176-053 08/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026

T. ROWE PRICE
TCAL	Capital Appreciation Premium Income ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

Unaudited
 FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	3/26/25(1) Through
	6/30/26	12/31/25
NET ASSET VALUE
Beginning of period	$ 23.64	$ 25.00
Investment activities
Net investment income(2)(3)	0.15	0.30
Net realized and unrealized gain/loss	(0.32)	0.31
Total from investment activities	(0.17)	0.61
Distributions
Net investment income	(1.24)	(1.16)
Tax return of capital	-	(0.81)
Total distributions	(1.24)	(1.97)
NET ASSET VALUE
End of period	$ 22.23	$ 23.64
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	(0.72)%	2.52%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.34%(5)	0.35%(5)
Net expenses after waivers/payments by Price Associates	0.34%(5)	0.35%(5)
Net investment income	1.33%(5)	1.61%(5)
Portfolio turnover rate(6)	70.0%	157.4%
Net assets, end of period (in thousands)	$ 275,691	$ 211,568

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

June 30, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 100.8%
COMMUNICATION SERVICES 2.0%
Entertainment 1.0%
Netflix (1)(2)	36,900	2,635
		2,635
Interactive Media & Services 1.0%
Meta Platforms, Class A (1)	4,980	2,805
		2,805
Total Communication Services		5,440
CONSUMER DISCRETIONARY 8.5%
Broadline Retail 1.6%
Amazon.com (1)(2)	17,900	4,266
		4,266
Diversified Consumer Services 1.4%
Service International (1)	52,140	3,961
		3,961
Hotels, Restaurants & Leisure 4.9%
DoorDash, Class A (1)(2)	12,000	2,214
McDonald's (1)	17,480	4,725
Starbucks	16,160	1,651
Yum! Brands (1)	29,880	4,777
		13,367
Specialty Retail 0.6%
Home Depot	4,980	1,756
		1,756
Total Consumer Discretionary		23,350

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 9.5%
Beverages 3.2%
Coca-Cola (1)	30,700	2,495
Keurig Dr Pepper	96,264	3,151
PepsiCo (1)	23,800	3,222
		8,868
Consumer Staples Distribution & Retail 3.2%
Costco Wholesale (1)	3,556	3,327
U.S. Foods Holding (1)(2)	32,728	3,346
Walmart	18,928	2,144
		8,817
Food Products 0.5%
Mondelez International	24,500	1,417
		1,417
Household Products 2.6%
Church & Dwight (1)	28,764	2,787
Colgate-Palmolive	17,584	1,612
Procter & Gamble	18,200	2,669
		7,068
Total Consumer Staples		26,170
ENERGY 1.2%
Oil, Gas & Consumable Fuels 1.2%
Exxon Mobil (1)	23,600	3,227
Total Energy		3,227
FINANCIALS 13.2%
Banks 0.7%
JPMorgan Chase	5,600	1,833
		1,833

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Capital Markets 4.4%
CME Group (1)	7,520	1,661
Intercontinental Exchange	22,776	2,804
Morgan Stanley	4,880	1,020
MSCI	6,000	3,360
S&P Global	8,232	3,353
		12,198
Financial Services 3.2%
Mastercard, Class A	8,132	4,177
Visa, Class A (1)	13,720	4,707
		8,884
Insurance 4.9%
Aon, Class A	9,756	3,236
Arthur J. Gallagher	12,808	2,940
Chubb	8,132	2,771
Marsh & McLennan (1)	19,334	3,222
Progressive	6,504	1,421
		13,590
Total Financials		36,505
HEALTH CARE 21.9%
Biotechnology 3.7%
Alnylam Pharmaceuticals (2)	7,320	2,204
Ascendis Pharma (2)	5,800	1,547
Cytokinetics (2)	29,068	2,476
Gilead Sciences (1)	32,524	4,109
		10,336
Health Care Equipment & Supplies 7.3%
Abbott Laboratories	33,032	2,997
Becton Dickinson & Company (1)	19,231	2,910
Dexcom (1)(2)	30,400	2,048

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
GE HealthCare Technologies (1)	56,716	3,630
Medtronic	24,100	1,885
STERIS	11,384	2,397
Stryker	13,212	4,160
		20,027
Health Care Providers & Services 3.3%
Cardinal Health	10,672	2,535
Elevance Health	3,556	1,375
HCA Healthcare	6,200	2,417
McKesson	1,728	1,306
UnitedHealth Group	3,356	1,395
		9,028
Life Sciences Tools & Services 5.5%
Danaher	29,272	5,576
Thermo Fisher Scientific (1)	8,232	4,127
Waters (1)(2)	14,636	5,489
		15,192
Pharmaceuticals 2.1%
Bristol-Myers Squibb	24,400	1,406
Johnson & Johnson (1)	9,452	2,401
Merck	8,336	1,071
Pfizer	37,912	913
		5,791
Total Health Care		60,374
INDUSTRIALS & BUSINESS SERVICES 21.1%
Aerospace & Defense 6.3%
General Dynamics	7,520	2,664
Honeywell Aerospace (2)	4,930	1,090
L3Harris Technologies	8,536	2,481
Lockheed Martin (1)	8,740	4,453

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Northrop Grumman	8,536	4,347
RTX	12,604	2,391
		17,426
Commercial Services & Supplies 7.9%
Cintas	12,000	2,041
Republic Services	19,131	4,076
Rollins	33,744	1,408
Veralto	58,644	5,201
Waste Connections	30,084	5,015
Waste Management (1)	17,900	3,990
		21,731
Electrical Equipment 1.5%
AMETEK (1)	16,972	4,106
		4,106
Ground Transportation 0.5%
CSX	29,372	1,396
		1,396
Industrial Conglomerates 0.4%
Honeywell International	4,930	1,104
		1,104
Machinery 3.8%
Fortive (1)	40,248	2,459
IDEX	13,924	3,160
Illinois Tool Works	7,624	2,062
SPX Technologies (2)	11,180	2,741
		10,422

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Professional Services 0.7%
Automatic Data Processing	9,352	2,094
		2,094
Total Industrials & Business Services		58,279
INFORMATION TECHNOLOGY 11.7%
Communications Equipment 3.8%
Arista Networks (2)	18,300	3,109
Cisco Systems	27,036	3,175
Motorola Solutions	9,860	4,095
		10,379
Electronic Equipment, Instruments & Components 1.6%
Teledyne Technologies (2)	6,504	4,338
		4,338
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices (2)	4,980	2,893
Broadcom	7,012	2,649
Taiwan Semiconductor Manufacturing, ADR	2,948	1,408
		6,950
Software 3.8%
Microsoft	11,180	4,170
PTC (1)(2)	17,584	1,998
Synopsys (2)	5,900	2,632
Workday (2)	13,924	1,704
		10,504
Total Information Technology		32,171
MATERIALS 1.6%
Chemicals 1.6%
Linde	8,740	4,535
Total Materials		4,535

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
UTILITIES 10.1%
Electric Utilities 4.6%
Duke Energy	18,928	2,396
Entergy	23,079	2,651
Exelon	37,504	1,749
PPL (1)	109,668	3,986
Southern	21,055	2,015
		12,797
Multi-Utilities 5.5%
Ameren	20,346	2,300
CenterPoint Energy	51,936	2,287
CMS Energy	20,346	1,556
DTE Energy	25,308	3,856
NiSource	68,125	3,239
WEC Energy Group	16,464	1,923
		15,161
Total Utilities		27,958
Total Common Stocks (Cost $276,394)		278,009
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 3.69% (3)(4)	2,944,789	2,945
Total Short-Term Investments (Cost $2,945)		2,945
Total Investments in Securities 101.9% of Net Assets (Cost $279,339)		$280,954

‡	Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	At June 30, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(2)	Non-income producing
(3)	Seven-day yield

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(4)	Affiliated Companies
ADR	American Depositary Receipts

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (1.2)%
Exchange-Traded Options Written (1.2)%

Description	Contracts	Notional Amount	$ Value
Abbott Laboratories, Call, 7/17/26 @ $92.50	32,400	2,940	(69)
Abbott Laboratories, Call, 7/17/26 @ $95.00	100	9	—
Abbott Laboratories, Call, 7/17/26 @ $97.00	100	9	—
Abbott Laboratories, Call, 7/17/26 @ $100.00	400	36	—
Advanced Micro Devices, Call, 7/17/26 @ $620.00	4,900	2,846	(104)
Alnylam Pharmaceuticals, Call, 7/17/26 @ $350.00	100	30	—
Alnylam Pharmaceuticals, Call, 8/21/26 @ $330.00	7,200	2,167	(86)
Amazon.com, Call, 7/17/26 @ $265.00	300	71	—
Amazon.com, Call, 7/17/26 @ $270.00	100	24	—
Amazon.com, Call, 7/17/26 @ $280.00	17,500	4,171	(4)
Ameren, Call, 7/17/26 @ $115.00	20,100	2,272	(22)
Ameren, Call, 7/17/26 @ $120.00	200	23	—
AMETEK, Call, 7/17/26 @ $260.00	16,900	4,089	(16)
Aon, Call, 7/17/26 @ $340.00	9,500	3,151	(37)
Aon, Call, 7/17/26 @ $350.00	200	66	—
Arista Networks, Call, 7/17/26 @ $185.00	300	51	(1)
Arista Networks, Call, 7/17/26 @ $195.00	18,000	3,058	(25)
Arthur J. Gallagher, Call, 7/17/26 @ $240.00	12,600	2,893	(29)
Arthur J. Gallagher, Call, 7/17/26 @ $260.00	200	46	—
Ascendis Pharma AS, Call, 7/17/26 @ $320.00	5,700	1,520	(7)
Ascendis Pharma AS, Call, 7/17/26 @ $350.00	100	27	—
Automatic Data Processing, Call, 7/17/26 @ $230.00	9,300	2,083	(29)
Becton Dickinson & Company, Call, 7/17/26 @ $155.00	100	15	—

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Becton Dickinson & Company, Call, 7/17/26 @ $160.00	18,900	2,860	(19)
Becton Dickinson & Company, Call, 7/17/26 @ $165.00	200	30	—
Bristol-Myers Squibb, Call, 7/17/26 @ $57.50	23,900	1,377	(28)
Bristol-Myers Squibb, Call, 7/17/26 @ $59.00	100	6	—
Bristol-Myers Squibb, Call, 7/17/26 @ $60.00	100	6	—
Bristol-Myers Squibb, Call, 7/17/26 @ $61.00	300	17	—
Broadcom, Call, 7/17/26 @ $445.00	100	38	—
Broadcom, Call, 7/17/26 @ $470.00	100	38	—
Broadcom, Call, 7/17/26 @ $490.00	6,800	2,569	(1)
Cardinal Health, Call, 7/17/26 @ $240.00	10,500	2,494	(42)
Cardinal Health, Call, 7/17/26 @ $255.00	100	24	—
CenterPoint Energy, Call, 7/17/26 @ $45.00	51,100	2,250	(19)
CenterPoint Energy, Call, 7/17/26 @ $46.00	800	35	—
Chubb, Call, 7/17/26 @ $345.00	8,000	2,726	(32)
Chubb, Call, 7/17/26 @ $350.00	100	34	—
Church & Dwight, Call, 7/17/26 @ $100.00	28,300	2,742	(28)
Church & Dwight, Call, 7/17/26 @ $105.00	400	39	—
Cintas, Call, 7/17/26 @ $180.00	11,700	1,990	(18)
Cintas, Call, 7/17/26 @ $182.50	200	34	—
Cintas, Call, 7/17/26 @ $185.00	100	17	—
Cisco Systems, Call, 7/17/26 @ $132.00	300	35	—
Cisco Systems, Call, 7/17/26 @ $135.00	26,600	3,124	(5)
Cisco Systems, Call, 7/17/26 @ $140.00	100	12	—
CME Group, Call, 7/17/26 @ $237.50	100	22	—
CME Group, Call, 7/17/26 @ $260.00	7,400	1,634	(1)
CMS Energy, Call, 7/17/26 @ $80.00	20,300	1,553	(7)
Coca-Cola, Call, 7/17/26 @ $85.00	30,200	2,454	(8)
Coca-Cola, Call, 7/17/26 @ $86.00	500	41	—
Colgate-Palmolive, Call, 7/17/26 @ $95.00	17,300	1,586	(12)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Colgate-Palmolive, Call, 7/17/26 @ $97.50	200	18	—
Costco Wholesale, Call, 7/17/26 @ $1000.00	3,500	3,274	(7)
CSX, Call, 7/17/26 @ $49.50	100	5	—
CSX, Call, 7/17/26 @ $50.00	29,200	1,388	(10)
Cytokinetics, Call, 7/17/26 @ $115.00	200	17	—
Cytokinetics, Call, 7/17/26 @ $120.00	28,400	2,419	(2)
Cytokinetics, Call, 9/18/26 @ $120.00	400	34	(1)
Danaher, Call, 7/17/26 @ $190.00	28,500	5,429	(157)
Danaher, Call, 7/17/26 @ $200.00	200	38	—
Danaher, Call, 7/17/26 @ $215.00	100	19	—
Danaher, Call, 7/17/26 @ $220.00	300	57	—
Danaher, Call, 8/21/26 @ $210.00	100	19	—
Dexcom, Call, 7/17/26 @ $80.00	400	27	—
Dexcom, Call, 7/17/26 @ $81.00	100	7	—
Dexcom, Call, 7/17/26 @ $85.00	29,900	2,014	(4)
DoorDash, Call, 7/17/26 @ $200.00	11,800	2,177	(32)
DoorDash, Call, 7/17/26 @ $205.00	200	37	(1)
DTE Energy, Call, 7/17/26 @ $155.00	25,000	3,809	(37)
DTE Energy, Call, 7/17/26 @ $160.00	300	46	—
Duke Energy, Call, 7/17/26 @ $130.00	18,700	2,367	(12)
Duke Energy, Call, 7/17/26 @ $135.00	200	25	—
Elevance Health, Call, 7/17/26 @ $420.00	3,500	1,354	(11)
Entergy, Call, 7/17/26 @ $120.00	23,000	2,642	(11)
Exelon, Call, 7/17/26 @ $48.00	100	5	—
Exelon, Call, 7/17/26 @ $49.00	37,400	1,744	(5)
Exxon Mobil, Call, 7/17/26 @ $150.00	400	55	—
Exxon Mobil, Call, 7/17/26 @ $155.00	23,200	3,172	(5)
Fortive, Call, 7/17/26 @ $65.00	40,200	2,456	(13)
GE HealthCare Technologies, Call, 7/17/26 @ $67.50	55,800	3,572	(25)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
GE HealthCare Technologies, Call, 7/17/26 @ $70.00	200	13	—
GE HealthCare Technologies, Call, 7/17/26 @ $72.50	700	45	—
General Dynamics, Call, 7/17/26 @ $357.50	100	35	—
General Dynamics, Call, 7/17/26 @ $370.00	7,300	2,586	(8)
General Dynamics, Call, 7/17/26 @ $390.00	100	35	—
Gilead Sciences, Call, 7/17/26 @ $130.00	31,800	4,018	(50)
Gilead Sciences, Call, 7/17/26 @ $133.00	100	13	—
Gilead Sciences, Call, 7/17/26 @ $135.00	600	76	—
HCA Healthcare, Call, 7/17/26 @ $400.00	6,100	2,378	(38)
HCA Healthcare, Call, 7/17/26 @ $415.00	100	39	—
Home Depot, Call, 7/17/26 @ $350.00	100	35	(1)
Home Depot, Call, 7/17/26 @ $355.00	4,800	1,693	(34)
Honeywell International, Call, 7/17/26 @ $240.00	9,700	2,172	(16)
Honeywell International, Call, 7/17/26 @ $245.00	100	22	—
IDEX, Call, 7/17/26 @ $250.00	13,900	3,155	(5)
Illinois Tool Works, Call, 7/17/26 @ $280.00	7,600	2,056	(15)
Intercontinental Exchange, Call, 7/17/26 @ $133.00	200	25	—
Intercontinental Exchange, Call, 7/17/26 @ $139.00	100	12	—
Intercontinental Exchange, Call, 7/17/26 @ $140.00	22,400	2,758	(3)
Johnson & Johnson, Call, 7/17/26 @ $240.00	9,300	2,362	(155)
Johnson & Johnson, Call, 7/17/26 @ $270.00	100	25	—
JPMorgan Chase, Call, 7/17/26 @ $345.00	100	33	—
JPMorgan Chase, Call, 7/17/26 @ $350.00	5,500	1,800	(7)
Keurig Dr. Pepper, Call, 7/17/26 @ $33.00	94,700	3,099	(57)
Keurig Dr. Pepper, Call, 7/17/26 @ $34.00	400	13	—
Keurig Dr. Pepper, Call, 7/17/26 @ $35.00	1,100	36	—

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
L3Harris Technologies, Call, 7/17/26 @ $310.00	8,300	2,412	(13)
L3Harris Technologies, Call, 7/17/26 @ $315.00	100	29	—
L3Harris Technologies, Call, 7/17/26 @ $330.00	100	29	—
Linde, Call, 7/17/26 @ $545.00	8,600	4,463	(21)
Linde, Call, 7/17/26 @ $550.00	100	52	—
Lockheed Martin, Call, 7/17/26 @ $525.00	100	51	(1)
Lockheed Martin, Call, 7/17/26 @ $540.00	8,400	4,279	(33)
Lockheed Martin, Call, 7/17/26 @ $545.00	100	51	—
Lockheed Martin, Call, 7/17/26 @ $570.00	100	51	—
Marsh & McLennan, Call, 7/17/26 @ $175.00	19,200	3,200	(19)
Marsh & McLennan, Call, 7/17/26 @ $180.00	100	17	—
Mastercard, Call, 7/17/26 @ $520.00	7,900	4,057	(59)
Mastercard, Call, 7/17/26 @ $535.00	100	51	—
Mastercard, Call, 7/17/26 @ $540.00	100	51	—
McDonald's, Call, 7/17/26 @ $282.50	200	54	—
McDonald's, Call, 7/17/26 @ $290.00	200	54	—
McDonald's, Call, 7/17/26 @ $295.00	16,900	4,568	(5)
McDonald's, Call, 7/17/26 @ $305.00	100	27	—
McKesson, Call, 7/17/26 @ $800.00	1,700	1,284	(7)
Medtronic, Call, 7/17/26 @ $85.00	24,100	1,885	(8)
Merck, Call, 7/17/26 @ $120.00	8,200	1,054	(75)
Merck, Call, 7/17/26 @ $135.00	100	13	—
Meta Platforms, Call, 7/17/26 @ $695.00	4,900	2,760	(2)
Microsoft, Call, 7/17/26 @ $420.00	100	37	—
Microsoft, Call, 7/17/26 @ $430.00	100	37	—
Microsoft, Call, 7/17/26 @ $435.00	10,900	4,066	(6)
Mondelez International, Call, 7/17/26 @ $65.00	24,500	1,417	(1)
Morgan Stanley, Call, 7/17/26 @ $250.00	4,800	1,003	(1)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Motorola Solutions, Call, 7/17/26 @ $420.00	9,600	3,987	(69)
Motorola Solutions, Call, 7/17/26 @ $430.00	200	83	(1)
MSCI, Call, 7/17/26 @ $610.00	100	56	—
MSCI, Call, 7/17/26 @ $640.00	5,900	3,304	(6)
Netflix, Call, 7/17/26 @ $77.00	100	7	—
Netflix, Call, 7/17/26 @ $79.00	500	36	(1)
Netflix, Call, 7/17/26 @ $80.00	36,300	2,592	(34)
NiSource, Call, 7/17/26 @ $50.00	68,100	3,238	(12)
Northrop Grumman, Call, 7/17/26 @ $535.00	100	51	—
Northrop Grumman, Call, 7/17/26 @ $555.00	8,400	4,278	(9)
PepsiCo, Call, 7/17/26 @ $150.00	23,700	3,209	(8)
PepsiCo, Call, 7/17/26 @ $152.50	100	14	—
Pfizer, Call, 7/17/26 @ $26.00	600	14	—
Pfizer, Call, 7/17/26 @ $27.00	37,200	896	(1)
Pfizer, Call, 7/17/26 @ $28.00	100	2	—
PPL, Call, 7/17/26 @ $38.00	107,900	3,922	(16)
PPL, Call, 7/17/26 @ $39.00	1,700	62	—
Procter & Gamble, Call, 7/17/26 @ $157.50	300	44	—
Procter & Gamble, Call, 7/17/26 @ $160.00	17,900	2,625	(3)
Progressive, Call, 7/17/26 @ $220.00	6,400	1,398	(34)
Progressive, Call, 7/17/26 @ $232.50	100	22	—
PTC, Call, 8/21/26 @ $140.00	200	23	—
PTC, Call, 8/21/26 @ $165.00	17,300	1,965	(20)
Republic Services, Call, 7/17/26 @ $220.00	18,900	4,027	(23)
Republic Services, Call, 7/17/26 @ $230.00	200	43	—
Rollins, Call, 7/17/26 @ $45.00	400	17	—
Rollins, Call, 7/17/26 @ $47.50	33,300	1,390	(5)
RTX, Call, 7/17/26 @ $195.00	300	57	(1)
RTX, Call, 7/17/26 @ $200.00	12,300	2,334	(13)
S&P Global, Call, 7/17/26 @ $450.00	8,000	3,258	(13)
S&P Global, Call, 7/17/26 @ $470.00	100	41	—

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
S&P Global, Call, 7/17/26 @ $480.00	100	41	—
Service International, Call, 7/17/26 @ $77.50	52,100	3,957	(59)
Southern, Call, 7/17/26 @ $97.50	20,600	1,972	(16)
Southern, Call, 7/17/26 @ $99.00	100	10	—
Southern, Call, 7/17/26 @ $100.00	100	10	—
Southern, Call, 7/17/26 @ $101.00	200	19	—
SPX Technologies, Call, 7/17/26 @ $280.00	11,000	2,697	(8)
SPX Technologies, Call, 8/21/26 @ $280.00	100	24	(1)
Starbucks, Call, 7/17/26 @ $110.00	15,900	1,625	(5)
Starbucks, Call, 7/17/26 @ $115.00	200	20	—
STERIS, Call, 7/17/26 @ $210.00	11,200	2,358	(55)
STERIS, Call, 7/17/26 @ $220.00	100	21	—
Stryker, Call, 7/17/26 @ $330.00	13,000	4,093	(38)
Stryker, Call, 7/17/26 @ $350.00	200	63	—
Synopsys, Call, 7/17/26 @ $505.00	100	45	(1)
Synopsys, Call, 7/17/26 @ $520.00	5,800	2,587	(19)
Taiwan Semiconductor Manufacturing, Call, 7/17/26 @ $530.00	2,900	1,385	(19)
Teledyne Technologies, Call, 7/17/26 @ $650.00	6,400	4,268	(192)
Teledyne Technologies, Call, 7/17/26 @ $660.00	100	67	(2)
Thermo Fisher Scientific, Call, 7/17/26 @ $490.00	8,000	4,011	(161)
Thermo Fisher Scientific, Call, 7/17/26 @ $500.00	100	50	(2)
Thermo Fisher Scientific, Call, 7/17/26 @ $540.00	100	50	—
U.S. Foods Holding, Call, 7/17/26 @ $97.50	200	20	(1)
U.S. Foods Holding, Call, 7/17/26 @ $100.00	32,100	3,282	(120)
U.S. Foods Holding, Call, 7/17/26 @ $105.00	400	41	(1)
UnitedHealth Group, Call, 7/17/26 @ $440.00	3,300	1,372	(22)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Veralto, Call, 7/17/26 @ $90.00	57,700	5,117	(82)
Veralto, Call, 7/17/26 @ $95.00	900	80	—
Visa, Call, 7/17/26 @ $350.00	13,400	4,597	(46)
Visa, Call, 7/17/26 @ $360.00	300	103	—
Walmart, Call, 7/17/26 @ $124.00	200	23	—
Walmart, Call, 7/17/26 @ $125.00	18,600	2,107	(3)
Walmart, Call, 7/17/26 @ $127.00	100	11	—
Waste Connections, Call, 7/17/26 @ $165.00	29,600	4,934	(130)
Waste Connections, Call, 7/17/26 @ $170.00	100	17	—
Waste Connections, Call, 7/17/26 @ $180.00	300	50	—
Waste Management, Call, 7/17/26 @ $230.00	17,600	3,923	(24)
Waste Management, Call, 7/17/26 @ $240.00	300	67	—
Waters, Call, 8/21/26 @ $390.00	200	75	(3)
Waters, Call, 8/21/26 @ $410.00	14,100	5,288	(126)
Waters, Call, 8/21/26 @ $420.00	100	37	(1)
Waters, Call, 8/21/26 @ $430.00	200	75	(1)
WEC Energy Group, Call, 7/17/26 @ $120.00	16,200	1,892	(10)
WEC Energy Group, Call, 7/17/26 @ $125.00	200	23	—
Workday, Call, 7/17/26 @ $135.00	13,900	1,702	(29)
Yum! Brands, Call, 8/21/26 @ $165.00	29,600	4,732	(111)
Yum! Brands, Call, 9/18/26 @ $170.00	200	32	(1)
Total Options Written (Premiums $(1,908))			(3,180)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$35
Totals	$— #	$—	$35+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 6/30/26
T. Rowe Price Government Reserve Fund	$797	¤	¤	$2,945
	Total			$2,945^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $35 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $2,945.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

June 30, 2026 Unaudited
 STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)

Assets
Investments in securities, at value (cost $279,339)	$280,954
Dividends receivable	225
Cash	1
Total assets	281,180
Liabilities
Options written (premiums $1,908)	3,180
Investment management and administrative fees payable	76
Other liabilities	2,233
Total liabilities	5,489
NET ASSETS	$275,691
Net Assets Consists of:
Total distributable earnings (loss)	$(19,911)
Paid-in capital applicable to 12,400,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	295,602
NET ASSETS	$275,691
NET ASSET VALUE PER SHARE	$22.23
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

Unaudited
 STATEMENT OF OPERATIONS

($000s)

6 Months Ended
6/30/26
Investment Income (Loss)
Dividend income (net of foreign taxes of $3)	$2,158
Investment management and administrative expense	439
Net investment income	1,719
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(6,580)
In-kind redemptions	1,442
Futures	(591)
Options written	1,439
Net realized loss	(4,290)
Change in net unrealized gain / loss
Securities	2,130
Options written	(1,853)
Change in unrealized gain / loss	277
Net realized and unrealized gain / loss	(4,013)
DECREASE IN NET ASSETS FROM OPERATIONS	$(2,294)
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

Unaudited
 STATEMENT OF CHANGES IN NET ASSETS

($000s)

	6 Months Ended	3/26/25 Through
	6/30/26	12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,719	$1,358
Net realized gain (loss)	(4,290)	1,131
Change in net unrealized gain / loss	277	66
Increase (decrease) in net assets from operations	(2,294)	2,555
Distributions to shareholders
Net earnings	(14,357)	(5,815)
Tax return of capital	-	(4,088)
Decrease in net assets from distributions	(14,357)	(9,903)
Capital share transactions*
Shares sold	94,502	221,411
Shares redeemed	(13,728)	(2,495)
Increase in net assets from capital share transactions	80,774	218,916
Net Assets
Increase during period	64,123	211,568
Beginning of period	211,568	-
End of period	$275,691	$211,568
*Share information (000s)
Shares sold	4,050	9,050
Shares redeemed	(600)	(100)
Increase in shares outstanding	3,450	8,950
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

Unaudited
 NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital Appreciation Premium Income ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on March 26, 2025. The fund seeks to provide regular distributions while aiming for capital preservation with potential for capital appreciation.
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 – VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$278,009	$—	$—	$278,009
Short-Term Investments	2,945	—	—	2,945
Total	$280,954	$—	$—	$280,954
Liabilities
Options Written	$—	$3,180	$—	$3,180
NOTE 3 – DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

($000s)	Location on Statement of Assets and Liabilities	Fair Value
Liabilities
Equity derivatives	Options Written	$3,180
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
(000s) Location of Gain (Loss) on Statement of Operations
	Options Written	Futures	Total
Realized Gain (Loss)
Equity derivatives	$1,439	$(591)	$848
Change in Unrealized Gain (Loss)
Equity derivatives	$(1,853)	$—	$(1,853)
Counterparty Risk and Collateral
The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash, debt securities issued by the U.S. government or related agencies, or equity securities. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, securities valued at $25,329,000 has been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts
The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
Options
The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 99% and 101% of net assets.
NOTE 4 – OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $182,175,000 and $193,804,000, respectively, for the six months ended June 30, 2026. Portfolio securities received and delivered through in-kind transactions aggregated $94,695,000 and $13,768,000, respectively, for the six months ended June 30, 2026.
NOTE 5 – FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $278,039,000. Net unrealized loss aggregated $265,000 at period-end, of which $14,216,000 related to appreciated investments and $14,481,000 related to depreciated investments.
NOTE 6 – FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 – RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.34% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,000,000 shares of the fund, representing 8% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 – OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading,

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses that may arise. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate is determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in exchange-traded fund fees. The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
were compiled by Broadridge, which compared: (i) actual management fees and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable actively managed exchange-traded funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1176-051 08/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026